Exceptional items (Tables)	12 Months Ended
Jun. 30, 2026
Exceptional items
Schedule of exceptional items

	2026	2025	2024
	£’000	£’000	£’000
Club restructuring and redundancy costs	(2,542)	(19,731)	—
Costs associated with loss of office	(5,158)	(16,895)	(12,334)
Costs related to strategic review and share sale agreement with Trawlers Limited	—	—	(34,574)
Football League pension scheme deficit (Note 29)	(509)	—	(870)
	(8,209)	(36,626)	(47,778)